Business segment information - Distribution of Income from Operations, Including Restructuring, by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting Information [Line Items]
Income from operations, including restructuring	$ 106,291	$ 101,946
Ireland
Segment Reporting Information [Line Items]
Income from operations, including restructuring	73,935	70,621
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations, including restructuring	10,696	5,850
U.S.
Segment Reporting Information [Line Items]
Income from operations, including restructuring	13,891	17,107
Rest of World
Segment Reporting Information [Line Items]
Income from operations, including restructuring	$ 7,769	$ 8,368